RULE 497 FILING

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the TrimTabs U.S. Free-Cash-Flow ETF and TrimTabs Intl Free-Cash-Flow ETF (the “Funds”), each a series of TrimTabs ETF Trust. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on January 15, 2015 (Accession Number: 0001144204-15-002408), which is incorporated herein by reference.